INCENTIVES FROM LESSORS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Leases [Abstract]
INCENTIVES FROM LESSORS

The Company received $333,500 from landlords as construction contributions pursuant to agreed-upon terms of certain lease agreements during the year ended December 31, 2015.

Landlord construction contributions usually take the form of up-front cash reimbursements for tenant improvements. Depending on the specifics of the leased space and the lease agreement, amounts paid for structural components are recorded during the construction period as leasehold improvements and the landlord construction contributions are recorded as an incentive from lessor. The incentive from lessor is amortized over the life of the lease and netted against rent expense.

Amortization of the incentives from lessors was $13,206 for the three months ended March 31, 2016.

The Company received $333,500 from landlords as construction contributions pursuant to agreed-upon terms of certain lease agreements during the year ended December 31, 2015.

Landlord construction contributions usually take the form of up-front cash reimbursements for tenant improvements. Depending on the specifics of the leased space and the lease agreement, amounts paid for structural components are recorded during the construction period as leasehold improvements and the landlord construction contributions are recorded as an incentive from lessor. The incentive from lessor is amortized over the life of the lease and netted against rent expense.

Amortization of the incentives from lessors was $52,969 for the year ended December 31, 2015.